UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
December 31, 2011 (Unaudited)

Common Stocks--99.1%	Shares	Value ($)
Australia--8.5%
Atlas Iron	415,030	1,146,128
Australia & New Zealand Banking Group	45,150	948,062
Coca-Cola Amatil	248,560	2,926,150
Commonwealth Bank of Australia	40,280	2,027,781
Dexus Property Group	1,810,790	1,537,220
Rio Tinto	29,300	1,807,070
Spark Infrastructure Group	1,089,290a	1,531,920
Stockland	346,740	1,131,318
		13,055,649
Denmark--.7%
Carlsberg, Cl. B	14,720	1,038,010
Finland--1.0%
Sampo, Cl. A	63,770	1,582,179
France--6.0%
Arkema	14,400	1,019,453
BNP Paribas	15,347	602,836
Sanofi	61,730	4,533,977
Technip	15,000	1,409,823
Total	30,712	1,570,082
		9,136,171
Germany--5.5%
Continental	14,420b	897,599
Deutsche Lufthansa	71,870	854,366
Fresenius & Co.	20,880	1,931,667
Gerresheimer	29,030	1,209,630
Hannover Rueckversicherung	37,170	1,843,707
SAP	30,140	1,593,502
		8,330,471
Hong Kong--.8%
SJM Holdings	720,000	1,175,495
Italy--4.7%

Atlantia	52,520	840,837
Enel	680,720	2,769,927
Telecom Italia	3,354,230	3,607,539
		7,218,303
Japan--21.6%
Asahi Kasei	115,000	693,257
Astellas Pharma	24,500	996,297
Canon	48,200	2,135,403
CAPCOM	55,200	1,303,802
Daito Trust Construction	41,400	3,549,955
Fuji Heavy Industries	388,000	2,344,030
Hitachi	628,000	3,296,245
Hitachi Chemical	80,700	1,421,712
Keihin	104,000	1,724,100
Miraca Holdings	21,600	860,127
Mitsubishi	148,100	2,992,016
Mitsubishi Electric	176,000	1,687,515
Mitsubishi Tanabe Pharma	46,200	731,085
Nippon Shokubai	79,000	848,811
NTN	305,000	1,228,401
Sega Sammy Holdings	42,200	911,766
Softbank	36,400	1,072,090
Sumitomo Mitsui Financial Group	44,400	1,236,762
Sumitomo Mitsui Trust Holdings	552,600	1,622,549
Toyo Suisan Kaisha	95,000	2,301,871
		32,957,794
Macau--.6%
Sands China	298,400b	843,339
Netherlands--5.9%
ING Groep	290,900b	2,093,320
Koninklijke Philips Electronics	94,520	1,991,569
Nutreco	13,210	869,212
STMicroelectronics	212,570	1,263,067
Unilever	80,040	2,752,427
		8,969,595
Norway--1.1%
TGS Nopec Geophysical	77,470	1,716,274
Portugal--.7%

Jeronimo Martins	65,870b	1,090,374
Spain--3.0%
Banco Santander	143,980	1,093,849
Inditex	10,370	849,303
Red Electrica	19,170	820,366
Repsol	60,660	1,863,412
		4,626,930
Sweden--2.2%
Autoliv, SDR	15,330	833,543
Volvo, Cl. B	228,860	2,504,073
		3,337,616
Switzerland--8.3%
ABB	147,700b	2,780,087
Adecco	37,650b	1,577,268
Cie Financiere Richemont, Cl. A	19,510	986,820
Nestle	26,567	1,527,327
Partners Group Holding	9,050	1,579,149
Syngenta	4,860b	1,422,868
Transocean	25,250	975,000
Zurich Financial Services	8,360b	1,891,302
		12,739,821
United Arab Emirates--.9%
Dragon Oil	193,700	1,376,975
United Kingdom--26.6%
Aberdeen Asset Management	462,310	1,522,079
Barclays	577,480	1,578,851
BHP Billiton	42,960	1,252,600
British American Tobacco	76,280	3,619,604
British Land	207,600	1,491,101
BT Group	516,720	1,531,896
Burberry Group	39,310	723,418
Experian	173,470	2,358,569
GlaxoSmithKline	184,440	4,214,863
Kingfisher	394,080	1,534,288
Legal & General Group	513,140	819,213
Lloyds Banking Group	1,580,950b	636,019
Old Mutual	541,130	1,138,699
Rexam	259,170	1,419,977

Rio Tinto	69,540	3,374,837
Royal Bank of Scotland Group	3,003,340b	941,226
Royal Dutch Shell, Cl. A	2,385	87,819
Royal Dutch Shell, Cl. B	191,470	7,296,984
Smith & Nephew	151,070	1,467,485
Unilever	49,600	1,666,120
WPP	193,310	2,027,906
		40,703,554
United States--1.0%
iShares MSCI EAFE Index Fund	31,830	1,576,540
Total Common Stocks
(cost $160,765,936)		151,475,090

Preferred Stocks--2.3%
Germany
ProSiebenSat.1 Media	127,020	2,320,439
Volkswagen	7,574	1,134,654
Total Preferred Stocks
(cost $4,367,696)		3,455,093

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $518,381)	518,381[c]	518,381
Total Investments (cost $165,652,013)	101.7%	155,448,564
Liabilities, Less Cash and Receivables	(1.7%)	(2,530,884)
Net Assets	100.0%	152,917,680

SDR-Swedish Depository Receipts
a	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, this security were valued at $1,531,920 or 1.0% of net assets.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At December 31, 2011, the aggregate cost of investment securities for income tax purposes was $165,652,013.

Net unrealized depreciation on investments was $10,203,449 of which $7,956,283 related to appreciated investment securities and $18,159,732 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	17.9
Consumer Discretionary	17.2
Consumer Staples	11.6
Energy	10.7
Health Care	10.4
Industrial	9.5
Materials	9.4
Information Technology	7.0
Telecommunication Services	3.4
Utilities	3.3
Exchange Traded Funds	1.0
Money Market Investment	.3
101.7

† Based on net assets.

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	153,353,643	-	-	153,353,643
Mutual Funds/Exchange Traded Funds	2,094,921	-	-	2,094,921

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Equity Fund
December 31, 2011 (Unaudited)

Common Stocks--99.8%	Shares	Value ($)
Consumer Discretionary--15.6%
American Eagle Outfitters	69,990	1,070,147
BorgWarner	15,925a,b	1,015,059
Brinker International	36,220	969,247
Chico's FAS	103,450	1,152,433
DreamWorks Animation SKG, Cl. A	56,300a,b	934,298
Express	62,270b	1,241,664
GameStop, Cl. A	63,950a,b	1,543,114
Gentex	45,970	1,360,252
Hyatt Hotels, Cl. A	27,000b	1,016,280
Lennar, Cl. A	77,730a	1,527,394
Meredith	66,550a	2,172,857
Saks	112,770a,b	1,099,508
Thor Industries	46,310a	1,270,283
Toll Brothers	75,980b	1,551,512
Warnaco Group	21,270b	1,064,351
Williams-Sonoma	37,690	1,451,065
		20,439,464
Consumer Staples--3.3%
Casey's General Stores	19,200	988,992
Flowers Foods	77,825a	1,477,118
Ruddick	15,660	667,742
Sanderson Farms	24,290a	1,217,658
		4,351,510
Energy--6.2%
Cabot Oil & Gas	21,706	1,647,485
Cimarex Energy	16,980	1,051,062
McDermott International	89,390b	1,028,879
Oceaneering International	30,840	1,422,649
Oil States International	22,850a,b	1,745,055
Unit	28,090b	1,303,376

		8,198,506
Financial--24.5%
BioMed Realty Trust	93,610a,c	1,692,469
CBL & Associates Properties	73,090a,c	1,147,513
City National	42,827	1,892,097
Comerica	69,330	1,788,714
DCT Industrial Trust	254,640c	1,303,757
DiamondRock Hospitality	159,386c	1,536,481
Douglas Emmett	51,570a,c	940,637
E*TRADE Financial	126,520b	1,007,099
Entertainment Properties Trust	29,090a,c	1,271,524
Fidelity National Financial, Cl. A	95,044	1,514,051
First Horizon National	165,345	1,322,760
Hancock Holding	45,840	1,465,505
Hospitality Properties Trust	56,490c	1,298,140
Huntington Bancshares	121,070	664,674
LaSalle Hotel Properties	41,910c	1,014,641
Lexington Realty Trust	121,960a,c	913,480
Macerich	26,840c	1,358,104
ProAssurance	13,830	1,103,911
Protective Life	63,690	1,436,846
Raymond James Financial	60,180	1,863,173
SEI Investments	70,370	1,220,919
SVB Financial Group	29,350b	1,399,702
W.R. Berkley	38,150a	1,311,978
Webster Financial	84,320	1,719,285
		32,187,460
Health Care--6.7%
AMERIGROUP	16,690b	986,045
Haemonetics	18,780b	1,149,712
LifePoint Hospitals	33,210b	1,233,752
Medicis Pharmaceutical, Cl. A	17,940	596,505
Mednax	29,560b	2,128,616
Salix Pharmaceuticals	18,330a,b	877,091
STERIS	32,390	965,870
Universal Health Services, Cl. B	23,890	928,365
		8,865,956

Industrial--15.9%
AGCO	28,440b	1,222,067
Alaska Air Group	19,340b	1,452,241
Armstrong World Industries	28,950b	1,270,036
Brink's	40,200	1,080,576
Carlisle	31,120	1,378,616
Clean Harbors	30,762b	1,960,462
Corrections Corp. of America	66,150b	1,347,475
Equifax	30,360	1,176,146
FTI Consulting	38,130a,b	1,617,475
Herman Miller	43,210	797,225
Robert Half International	36,600	1,041,636
Snap-on	29,780	1,507,464
Spirit Aerosystems Holdings, Cl. A	113,590b	2,360,400
Thomas & Betts	27,200b	1,485,120
United Rentals	38,980a,b	1,151,859
		20,848,798
Information Technology--12.5%
CACI International, Cl. A	19,740b	1,103,861
CoreLogic	81,820b	1,057,933
Cypress Semiconductor	72,700b	1,227,903
FLIR Systems	37,960a	951,657
Global Payments	22,290	1,056,100
Ingram Micro, Cl. A	60,770b	1,105,406
Jack Henry & Associates	27,810	934,694
MAXIMUS	19,250	795,988
Netgear	19,190b	644,208
Parametric Technology	17,530b	320,098
Polycom	39,730b	647,599
Semtech	42,060b	1,043,929
Synopsys	51,415b	1,398,488
Tech Data	19,770b	976,836
Teradyne	49,980a,b	681,227
TriQuint Semiconductor	103,090b	502,048
VeriFone Systems	26,270b	933,110
Vishay Intertechnology	113,160b	1,017,308
		16,398,393

Materials--7.0%
Allegheny Technologies	33,210	1,587,438
AptarGroup	6,460	337,018
Coeur d'Alene Mines	24,330b	587,326
Cytec Industries	30,890	1,379,239
Louisiana-Pacific	198,180b	1,599,313
MeadWestvaco	49,100	1,470,545
Packaging Corp. of America	51,870	1,309,199
Sonoco Products	30,610a	1,008,906
		9,278,984
Telecommunication Services--.8%
AboveNet	16,280b	1,058,363
Utilities--7.3%
Great Plains Energy	63,400	1,380,852
Hawaiian Electric Industries	74,410	1,970,377
MDU Resources Group	60,810	1,304,983
NiSource	32,900	783,349
Portland General Electric	48,670	1,230,864
UGI	55,590	1,634,346
WGL Holdings	28,830	1,274,863
		9,579,634
Total Common Stocks
(cost $126,084,804)		131,207,068

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $368,092)	368,092[d]	368,092
Investment of Cash Collateral for
Securities Loaned--13.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $17,981,125)	17,981,125[d]	17,981,125
Total Investments (cost $144,434,021)	113.8%	149,556,285
Liabilities, Less Cash and Receivables	(13.8%)	(18,189,758)

Net Assets	100.0%	131,366,527

a Security, or portion thereof, on loan. At December 31, 2011, the value of the fund's securities on loan was $17,474,385 and the value of the collateral held by the fund was $17,981,125.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At December 31, 2011, the aggregate cost of investment securities for income tax purposes was $144,434,021.

Net unrealized appreciation on investments was $5,122,264 of which $11,588,530 related to appreciated investment securities and $6,466,266 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	24.5
Industrial	15.9
Consumer Discretionary	15.6
Money Market Investments	14.0
Information Technology	12.5
Utilities	7.3
Materials	7.0
Health Care	6.7
Energy	6.2
Consumer Staples	3.3
Telecommunication Services	.8
113.8

† Based on net assets.

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	131,207,068	-	-	131,207,068
Mutual Funds	18,349,217	-	-	18,349,217

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	February 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)